Accrued Liabilities	12 Months Ended
Oct. 03, 2010
Accrued Liabilities Disclosure [Abstract]
Accrued Liabilities Disclosure [Text Block]
Note 7 – Accrued Liabilities

The components of accrued liabilities for years ended October 3, 2010 and September 30, 2009 are summarized below:
	Year Ended October 3, 2010	Year Ended September 30, 2009

Customer Advance Payments	$-	$80,753
Deferred Rent Expense	115,914	27,860
Accrued Vacation	178,324	153,291
Property Taxes	18,057	17,532
Accrued Interest	207	-
Franchise Taxes	1,986	5,100
Operating Expenses	119,021	244,884
Payroll & Payroll Related	140,421	141,625
Total Accrued Expenses	$573,930	$671,045